UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/06

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2006

Investments	Shares	Value (000)
COMMON STOCKS 96.78%

Air Transportation 0.92%
Aviall, Inc.*	225,420	$8,498

Aluminum 0.68%
Century Aluminum Co.*	132,875	6,326

Banks: Outside New York City 3.33%
PrivateBancorp, Inc.	177,940	7,874
State National Bancshares, Inc.	139,150	3,779
SVB Financial Group*	131,867	6,695
United Community Banks, Inc.	163,910	4,855
Western Alliance Bancorp.*	211,340	7,684
Total		30,887

Biotechnology Research & Production 1.09%
ArthroCare Corp.*	166,378	7,542
PRA Int’l.*	109,916	2,557
Total		10,099

Building: Roofing & Wallboard 0.81%
Beacon Roofing Supply, Inc.*	202,149	7,480

Casinos & Gambling 1.42%
Scientific Games Corp. Class A*	346,558	13,200

Coal 0.88%
Foundation Coal Holdings, Inc.	160,930	8,159

Communications Technology 6.42%
Anixter Int’l. Inc.	211,500	10,753
Finisar Corp.*	1,739,700	8,177
Foundry Network, Inc.*	639,800	9,091
Redback Networks Inc.*	580,541	13,004
TALX Corp.	163,706	4,258
WebEx Communications, Inc.*	404,652	14,304
Total		59,587

Computer Services, Software & Systems 9.81%
Concur Technologies, Inc.*	541,010	8,434
DealerTrack Holdings, Inc.*	266,775	5,949
Equinix, Inc.*	132,140	8,708
Informatica Corp.*	682,790	10,495
Knot, Inc. (The)*	388,864	7,163
LivePerson, Inc.*	1,004,300	6,900
Nuance Communications, Inc.*	781,400	10,025
Openwave Systems, Inc.*	423,914	7,889
RightNow Technologies, Inc.*	216,906	4,015
Transaction Systems Architects, Inc. Class A*	197,256	7,878
Witness Systems, Inc.*	337,836	7,889
Zoran Corp.*	206,860	5,676
Total		91,021

Computer Technology 0.72%
Trident Microsystems, Inc.*	250,292	6,658

Consumer Electronics 4.49%
Baidu.com, Inc. ADR*	119,000	6,897
Netflix, Inc.*	322,500	9,559
Sohu.com Inc.*(a)	379,240	10,524
The9 Ltd. ADR*	249,200	7,474
THQ Inc.*	282,300	7,235
Total		41,689

Diversified Financial Services 0.84%
Euronet Worldwide, Inc.*	218,632	7,814

Diversified Manufacturing 0.88%
Hexcel Corp.*	369,920	8,172

Drugs & Pharmaceuticals 3.30%
Alkermes, Inc.*	208,764	4,482
BioMarin Pharmaceutical Inc.*	401,010	4,933
Nektar Therapeutics*	663,800	14,278
POZEN Inc.*	459,850	6,884
Total		30,577

Education Services 0.82%
Strayer Education, Inc.	73,000	7,591

Electrical & Electronics 0.01%
Power Intergrations, Inc.*	3,819	81

Electrical Equipment & Components 1.54%
Color Kinetics Inc.*	358,185	7,590

See Notes to Schedule of Investments

1

Investments	Shares	Value (000)
Littelfuse, Inc.*	206,220	$6,659
Total		14,249

Electronics 1.38%
Daktronics, Inc.	204,500	8,020
Multi-Fineline Electronix, Inc*	81,430	4,746
Total		12,766

Electronics: Instruments, Gauges & Meters 0.49%
Itron, Inc.*	67,700	4,539

Electronics: Medical Systems 2.49%
Hologic, Inc.*	134,647	6,419
Illumina, Inc.*	223,820	7,079
Intuitive Surgical, Inc.*	75,772	9,623
Total		23,121

Electronics:
Semi-Conductors/Components 2.29%
Mindspeed Technologies, Inc.*	1,728,069	6,014
Monolithic Power Systems, Inc.*	501,348	9,159
SiRF Technology Holdings, Inc.*	177,337	6,056
Total		21,229

Electronics: Technology 0.71%
NovAtel, Inc.*(a)	190,320	6,551

Energy: Miscellaneous 0.89%
TETRA Technologies, Inc.*	168,155	8,273

Finance: Small Loan 0.40%
Nelnet, Inc. Class A*	95,900	3,731

Financial Data Processing Services & Systems 0.77%
Digital Insight Corp.*	207,728	7,165

Financial Information Services 2.79%
FactSet Research Systems, Inc.	311,217	13,737
Morningstar, Inc.*	286,312	12,180
Total		25,917

Financial: Miscellaneous 1.28%
Financial Federal Corp.	188,500	5,353
First Cash Financial Services, Inc*	309,100	6,544
Total		11,897

Health & Personal Care 2.23%
Healthways, Inc*	130,756	6,415
Symbion, Inc.*	271,318	6,243
WebMD Health Corp. Class A*	185,505	8,073
Total		20,731

Healthcare Equipment & Supplies 0.27%
Natus Medical Inc.*	126,410	2,527

Healthcare Management Services 1.82%
Sierra Health Services, Inc.*	115,860	4,543
Visicu, Inc.*	39,710	945
Vital Images, Inc.*	210,200	7,027
WellCare Health Plans, Inc.*	104,310	4,368
Total		16,883

Insurance: Property-Casualty 0.40%
ProAssurance Corp.*	73,290	3,692

Investment Management Companies 0.92%
Calamos Asset Management, Inc.	219,969	8,526

Machinery: Agricultural 0.69%
Gehl Co.*	178,664	6,410

Machinery: Construction & Handling 0.61%
A.S.V., Inc.*	225,677	5,642

Machinery: Oil Well Equipment & Services 4.68%
Dril-Quip, Inc.*	90,170	6,490
Helix Energy Solutions, Inc.*	179,604	6,972
Hydril Co.*	109,175	8,752
Oil States Int’l., Inc.*	172,400	6,960
Superior Energy Services, Inc.*	275,800	8,867
W-H Energy Services, Inc.*	107,310	5,392
Total		43,433

See Notes to Schedule of Investments

2

Investments	Shares	Value (000)
Machinery: Specialty 0.70%
Bucyrus Int’l., Inc. Class A	124,580	$6,467

Medical & Dental Instruments & Supplies 4.35%
LifeCell Corp.*	307,920	8,326
Meridian Bioscience Inc.	298,340	7,745
NuVasive, Inc.*	403,370	8,035
Palomar Medical Technologies, Inc.*	206,031	8,693
Ventana Medical Systems, Inc.*	155,400	7,568
Total		40,367

Metal Fabricating 0.76%
Encore Wire Corp.*	168,656	7,072

Milling: Fruit & Grain Processing 0.25%
Origin Agritech Ltd.*(a)	134,800	2,343

Miscellaneous: Producer Durables 0.88%
BE Aerospace, Inc.*	314,200	8,179

Miscellaneous: Technology 0.07%
irobot Corp.*	28,178	614

Multi-Sector Companies 1.19%
Carlisle Cos. Inc.	83,600	7,064
Raven Industries, Inc.	97,867	3,967
Total		11,031

Oil: Crude Producers 2.17%
Denbury Resources Inc.*	190,200	6,201
Encore Acquisition Co.*	134,050	4,107
EXCO Resources, Inc.*	147,700	1,895
TODCO Class A	173,300	7,949
Total		20,152

Printing and Copying Services 0.79%
VistaPrint Ltd.*	230,500	7,371

Production Technology Equipment 1.73%
ATMI, Inc.*	98,479	2,797
EXFO Electro-Optical Engineering Inc.*(a)	867,528	6,532
Varian Semiconductor Equipment Assoc., Inc.*	206,750	6,771
Total		16,100

Railroad Equipment 1.30%
Greenbrier Cos., Inc. (The)	109,520	4,397
Wabtec Corp.	211,100	7,712
Total		12,109

Railroads 0.49%
Genesee & Wyoming Inc. Class A*	138,100	4,526

Rental & Leasing Services: Commercial 0.70%
H&E Equipment Services, Inc.*	185,372	6,471

Restaurants 0.44%
Cosi, Inc.*	433,143	4,067

Retail 4.71%
Aeropostale, Inc.*	234,600	7,204
Coldwater Creek Inc.*	448,555	12,542
Hibbett Sporting Goods, Inc.*	236,822	7,178
Stamps.com Inc.*	194,670	5,490
United Natural Foods, Inc.*	227,730	7,280
Volcom, Inc.*	111,066	3,962
Total		43,656

Securities Brokerage & Services 3.35%
IntercontinentalExchange, Inc.*	155,400	11,082
Jefferies Group Inc.	101,600	6,751
optionsXpress Holdings, Inc.	227,041	7,152
Thomas Weisel Partners Group, Inc.*	302,050	6,122
Total		31,107

Services: Commercial 4.58%
Administaff, Inc.	128,500	7,421
Corporate Executive Board Co. (The)	50,863	5,449
CoStar Group, Inc.*	144,461	8,155
CRA Int’l., Inc.*	135,050	6,585
FTI Consulting, Inc.*	263,170	7,563
NutriSystem, Inc.*	107,400	7,288
Total		42,461

See Notes to Schedule of Investments

3

Investments	Shares	Value (000)

Shoes 0.98%
Crocs, Inc.*	302,810	$9,054

Telecommunications Equipment 1.21%
Belden CDT Inc.	77,700	2,435
Plantronics, Inc.	235,200	8,820
Total		11,255

Textiles Apparel Manufacturers 0.51%
True Religion Apparel, Inc.*	244,000	4,746

Truckers 0.89%
Landstar System, Inc.	195,190	8,294

Utilities: Telecommunications 0.93%
NeuStar, Inc.*	244,900	8,596

Wholesalers 0.73%
LKQ Corp.*	322,034	6,776

Total Common Stocks (cost $776,919,773)		897,935

	Principal
	Amount (000)
SHORT-TERM INVESTMENT 3.30%

Repurchase Agreement 3.30%
Repurchase Agreement dated 4/28/2006, 4.13% due 5/1/2006 with State Street Bank & Trust Co. collateralized by $33,525,000 of Federal National Mortgage Assoc. at 5.57% due 6/30/2028; value: $31,184,318; proceeds: $30,583,280 (cost $30,572,758)	$30,573	30,573

Total Investments in Securities 100.08% (cost $807,492,531)		928,508
Liabilities in Excess of Other Assets (0.08%)		(746)
Net Assets 100.00%		$927,762

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments

4

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$809,140,754
Gross unrealized gain	126,475,147
Gross unrealized loss	(7,107,769)
Net unrealized security gain	$119,367,378

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2006